Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Operating Leases [Member]
Maturities of lease liabilities are as follows:
2025	$ 163,972	$ 392,443	$ 471,185
2026	343,866	345,584	350,777
2027	360,583	362,385	367,830
2028	378,135	380,025	385,735
2029	396,566	398,548	404,536
Total Lease Payments	1,643,122	1,878,985	2,477,407
Less : Imputed Interest	415,175	503,762	725,982
Total Lease Liabilities	1,227,947	1,375,223	1,751,425
Finance Leases [Member]
Maturities of lease liabilities are as follows:
2025	6,443,466	6,475,668	2,103,127
2026			3,048,501
2027			672,269
2028
2029
Total Lease Payments	6,443,466	6,475,668	7,701,641
Less : Imputed Interest	454,426	737,429	1,345,957
Total Lease Liabilities	$ 5,989,040	$ 5,738,239	$ 6,355,684